Investments in subsidiaries	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries
Investments in subsidiaries

10.Investments in subsidiaries

The Company had the following subsidiaries as per December 31, 2021 and 2020:

			Share of
			common shares
		Country of	owned by the
		registration	Company (%)
Name	Principle Activities	and operation	2021	2020
Knilo BidCo AB	Holding Company/ Management services	Sweden	100%	100%
Olink Proteomics Holding AB	Holding Company	Sweden	100%	100%
Olink Proteomics AB	Sales, production, and research & development	Sweden	100%	100%
Agrisera AB	Production, and research & development	Sweden	100%	100%
Olink Proteomics Inc.	Marketing coordination and sales services	USA	100%	100%
Olink Proteomics Ltd	Marketing coordination and sales services	UK	100%	100%
Olink Proteomics B.V	Marketing coordination and sales services	Netherlands	100%	100%
Olink Proteomics GmbH .	Marketing coordination and sales services	Germany	100%	100%
Olink Proteomics KK	Marketing coordination and sales services	Japan	100%	100%
Olink Biotech (Shanghai) Co., Ltd	Marketing coordination and sales services	China	100%	100%